ORGANIZATION AND DESCRIPTION OF BUSINESS (Detail Textuals) - shares		1 Months Ended
	Apr. 28, 2018	Apr. 28, 2018	Dec. 31, 2019	Dec. 31, 2018	Jan. 26, 2018
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Common stock, shares issued			11,640,820	11,621,459	10,380,000
MDJCC Limited ("MDJH Hong Kong")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Percentage of Ownership			100.00%
Mingda Tianjin (VIE) | Mingda Beijing (WFOE)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Term of the business agreement	10 years
Mingda Tianjin (VIE) | Mingda Beijing (WFOE) | Exclusive Business Cooperation Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership percent of variable interest entity		100.00%